Going Concern Uncertainties (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Going Concern Uncertainties Details Narrative
Net income/(loss)	$ 116,407	$ 95,003	$ 50,304
Accumulated deficit	$ (2,291,967)	$ (2,408,374)